UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: December 31, 2003

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:108

Form 13F Information Table Value Total:$ 516,926,114


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31-Dec-03
TITLE

VALUE
SHARES/
INVSTMT
VOTING

































Name of Issuer
OF CLASS
CUSIP
(x$1000)
PRN AMT
DSCRETN
AUTH

































Abbott Labs
COM
002824100
437
9370
SOLE
SOLE

































Affymetrix Inc
COM
00826T108
1242
50450
SOLE
SOLE

































Altria Group Inc
COM
02209S103
267
4900
SOLE
SOLE

































Alza Corp
CNV
022615AC2
217
1650
SOLE
SOLE

































American Int'l Group
COM
026874107
19737
297779
SOLE
SOLE

































Amgen Inc
COM
031162100
863
13965
SOLE
SOLE

































Analog Devices Inc.
COM
032654105
25901
567376
SOLE
SOLE

































Capital Cities ABC
COM
037389103


SOLE
SOLE

































BankAmerica Corp
COM
066050105
541
6723
SOLE
SOLE

































Bank of New York
COM
064057102
832
25112
SOLE
SOLE

































Beckman Coulter Inc.
COM
075811109
22248
437685
SOLE
SOLE

































Berkshire Hathaway Inc
CL A
COM
084670108
506
6
SOLE
SOLE

































Berkshire Hathaway Inc
CL B
COM
084670207
918
326
SOLE
SOLE

































Biogen Inc.
COM
090597105
23379
637042
SOLE
SOLE

































Boeing Co
COM
097023105
327
7770
SOLE
SOLE

































B P Amoco PLC
COM
055622104
734
14880
SOLE
SOLE

































Bristol Myers
COM
110122108
1466
51267
SOLE
SOLE

































Brown Forman CL B
COM
115637209
11521
123284
SOLE
SOLE

































Cardinal Health Inc.
COM
141498108
1842
30124
SOLE
SOLE

































Chevron Texaco Corp
COM
166764100
256
2960
SOLE
SOLE

































Chubb Corp
COM
171232101
21087
309645
SOLE
SOLE

































Chubb Corp Equity UTS
COM
171232507
369
12800
SOLE
SOLE

































Cintas Corp
COM
172908105
266
5300
SOLE
SOLE

































Cicso Sys Inc
COM
17275R102
265
10920
SOLE
SOLE

































Citigroup
COM
172967101
2787
57413
SOLE
SOLE

































Coca Cola Co.
COM
191216100
1411
27807
SOLE
SOLE

































Coca Cola FEMSA S A DE C
COM
191241108
2393
112650
SOLE
SOLE

































Colgate Palmolive
COM
194162103
1034
20650
SOLE
SOLE

































Conexant Systems Inc
COM
207142100
407
81874
SOLE
SOLE

































Dionex Corp.
COM
254546104
15788
343060
SOLE
SOLE

































Disney Walt Co Del
COM
254687106
1201
51489
SOLE
SOLE

































Donnelley RR & Sons
COM
257867101
398
13200
SOLE
SOLE

































Dow Chemical
COM
260543103
8819
212140
SOLE
SOLE

































Exxon Mobil Corp
COM
30231G102
2259
55106
SOLE
SOLE

































Filenet Corp
COM
316869106
25414
938490
SOLE
SOLE

































Fleetboston Finl Corp
COM
339030108
506
11591
SOLE
SOLE

































Forest Labs Inc
COM
345838106
860
13920
SOLE
SOLE

































Gannett Inc.
COM
364730101
12386
138919
SOLE
SOLE

































General Electric
COM
369604103
12797
413076
SOLE
SOLE

































General Mills Inc.
COM
370334104
485
10700
SOLE
SOLE

































General Motors PFD
COM
370442733
660
24550
SOLE
SOLE

































General Motors PFD
COM
370442741
405
15100
SOLE
SOLE

































Goldman Sachs
COM
38141G104
467
4730
SOLE
SOLE

































Grainger WW Inc.
COM
384802104
7857
165805
SOLE
SOLE

































Grey Global Group
COM
39787M108
18116
26522
SOLE
SOLE

































Grupo Televiso
COM
40049J206
5729
143725
SOLE
SOLE

































Halliburton Co.
COM
406216101
4778
183755
SOLE
SOLE

































Hartford Finl Svcs
COM
416515104
512
8680
SOLE
SOLE

































Hewlett Packard
COM
428236103
4819
209784
SOLE
SOLE

































Home Depot
COM
437076102
3228
90955
SOLE
SOLE

































Incyte Corp
COM
45337C102
456
66700
SOLE
SOLE

































IBM
COM
459200101
6422
69292
SOLE
SOLE

































Intel Corp
COM
458140100
1717
53573
SOLE
SOLE

































Interpublic Group
COM
460690100
250
16000
SOLE
SOLE

































ITT Educational Services
COM
45068B109
6133
130580
SOLE
SOLE

































Johnson & Johnson
COM
478160104
36257
701846
SOLE
SOLE

































Kerr McGee Corp.
COM
492386107
8710
187349
SOLE
SOLE

































Kerr McGee Corp.
SDCV
492386AP2
869
8250
SOLE
SOLE

































Liberty Media Corp New
COM
530718105
347
29150
SOLE
SOLE

































Lucent Technologies Inc.
COM
549463107
42
14890
SOLE
SOLE

































Matrixone Inc
COM
57685P304
188
30582
SOLE
SOLE

































Maxygen
COM
577776107
4713
443333
SOLE
SOLE

































McDonalds Corp
COM
580135101
434
17460
SOLE
SOLE

































Medco Health
COM
58405U102
438
12896
SOLE
SOLE

































Merck & Co.
COM
589331107
5448
117920
SOLE
SOLE

































Merrill Lynch & Co.
COM
590188108
1504
25650
SOLE
SOLE

































Microsoft Corp
COM
594918104
419
15309
SOLE
SOLE

































Minn Mng & Mfg Co
COM
604059105
396
4660
SOLE
SOLE

































Mondavi Robert Corp
COM
609200100
12625
325045
SOLE
SOLE

































Morgan J. P.
COM
616880100
20512
558430
SOLE
SOLE

































Morgan Stanley
COM
617446448
256
4422
SOLE
SOLE

































Motorola Inc.
COM
620076109
503
35900
SOLE
SOLE

































Network Associates
COM
640938106
6017
400037
SOLE
SOLE

































Nortel Networks Corp
COM
656568102
173
40900
SOLE
SOLE

































Pall Corp
COM
696429307
593
22108
SOLE
SOLE

































Pepsico
COM
713448108
1495
32058
SOLE
SOLE

































Pfizer Inc
COM
717081103
1824
51638
SOLE
SOLE

































Proctor & Gamble
COM
742718109
1208
12094
SOLE
SOLE

































Raytheon Company New
COM
755111507
6872
228747
SOLE
SOLE

































Raytheon PFD $4.12
COM
755111606
489
9000
SOLE
SOLE

































Rockwell Automation Inc.
COM
774347108
2874
80733
SOLE
SOLE

































Rockwell Collins
COM
774341101
3841
127907
SOLE
SOLE

































Ross Stores Inc
COM
778296103
492
18598
SOLE
SOLE

































Royal Dutch Pete
COM
780257705
663
12664
SOLE
SOLE

































Sara Lee Corp.
COM
803111103
580
26732
SOLE
SOLE

































SBC Communications
COM
78387G103
636
24397
SOLE
SOLE

































SBS Broadcasting S.A.
COM
L8137F102
13126
402632
SOLE
SOLE

































Schering Plough Corp
COM
806605101
5067
291369
SOLE
SOLE

































Schlumberger Limited
COM
806857108
6402
116996
SOLE
SOLE

































Sequenom Inc
COM
817337108
1001
312910
SOLE
SOLE

































Steinway Musical Instr
COM
858495104
5162
208990
SOLE
SOLE

































Stryker Corp.
COM
863667101
1054
12400
SOLE
SOLE

































Systems & Computer
SDCV
871873AB1
342
3450
SOLE
SOLE

































Teradyne Inc
COM
880770102
17084
671260
SOLE
SOLE

































Tiffany & Co.
COM
886547108
34292
758682
SOLE
SOLE

































Travelelrs PPTY Corp
COM
89420G307
1111
45350
SOLE
SOLE

































Tribune Co New
COM
896047107
15562
301592
SOLE
SOLE

































Tularik Ink
COM
899165104
2478
153725
SOLE
SOLE

































Tyco Intl Ltd New
COM
902124106
214
8082
SOLE
SOLE

































Univeal Health Svcs
COM
913903100
285
5300
SOLE
SOLE

































US Bancorp
COM
902973106
2649
88961
SOLE
SOLE

































Verizon Communictions
COM
92343V104
406
11582
SOLE
SOLE

































Viacom Inc.
COM
925524308
604
13616
SOLE
SOLE

































Vodaphone
COM
92857W100
305
12175
SOLE
SOLE

































Wachovia Corp
COM
929903102
797
17116
SOLE
SOLE

































Williams Sonoma Inc
COM
969904101
687
19750
SOLE
SOLE

































Wrigley Wm Jr Co
COM
982526105
208
3700
SOLE
SOLE

































Wyeth Labs
COM
983024100
701
16520
SOLE
SOLE

































Zimmer Hldgs Inc
COM
98956P102
260
3690
SOLE
SOLE

































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